Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,352,377.4		$ 1,072,050.3
Additions	525,720.7		564,283.0	$ 300,024.4
Ending balance	1,555,589.1	$ 55,398.5	1,352,377.4	1,072,050.3
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,352,313.9
Ending balance	1,554,585.9		1,352,313.9
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			3,372,779.1	3,080,615.1
Additions				300,024.4
Disposals or retirements				(7,174.2)
Effect of exchange rate changes				(686.2)
Ending balance				3,372,779.1
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,911,596.3		3,372,216.5
Additions	525,720.7		564,283.0
Disposals or retirements	(7,172.9)		(18,583.9)
Transfers from assets subject to operating leases	23.1
Transfers to assets subject to operating leases	(1,199.0)
Transfers from right-of-use assets			619.8
Effect of disposal of subsidiary			(0.5)
Effect of exchange rate changes	(2,744.4)		(6,938.6)
Ending balance	4,426,223.8		3,911,596.3	3,372,216.5
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,300,728.8	2,018,072.8
Additions				288,124.9
Disposals or retirements				(5,962.6)
Impairment				423.5
Effect of exchange rate changes				70.2
Ending balance				2,300,728.8
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,559,282.4		2,300,253.9
Additions	321,821.1		278,764.9
Disposals or retirements	(6,773.2)		(14,067.3)
Reversal of impairment			(301.4)
Transfers from assets subject to operating leases	8.2
Transfers to assets subject to operating leases	(202.6)
Transfers from right-of-use assets			20.7
Effect of disposal of subsidiary			(0.5)
Impairment	10.2
Effect of exchange rate changes	(2,508.2)		(5,387.9)
Ending balance	2,871,637.9		2,559,282.4	2,300,253.9
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			3,460.8
Ending balance				3,460.8
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,453.1
Ending balance	3,436.5		3,453.1
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,011.4	3,983.2
Effect of exchange rate changes				28.2
Ending balance				4,011.4
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,991.8		4,011.4
Effect of exchange rate changes	(49.2)		(19.6)
Ending balance	3,942.6		3,991.8	4,011.4
Land and Land Improvements [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			550.6	510.5
Additions				20.9
Effect of exchange rate changes				19.2
Ending balance				550.6
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	538.7		550.6
Additions	1.5		1.6
Effect of exchange rate changes	(34.1)		(13.5)
Ending balance	506.1		538.7	550.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			200,340.2
Ending balance				200,340.2
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	195,015.7
Ending balance	250,647.9		195,015.7
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			418,714.3	379,134.6
Additions				40,396.4
Disposals or retirements				(410.9)
Effect of exchange rate changes				(405.8)
Ending balance				418,714.3
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	438,075.0		418,151.7
Additions	84,882.5		21,448.5
Disposals or retirements	(41.5)		(159.0)
Transfers from assets subject to operating leases	23.1
Effect of exchange rate changes	(491.7)		(1,366.2)
Ending balance	522,447.4		438,075.0	418,151.7
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			218,374.1	194,446.5
Additions				24,293.4
Disposals or retirements				(399.0)
Effect of exchange rate changes				33.2
Ending balance				218,374.1
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	243,059.3		217,899.2
Additions	29,209.1		26,026.6
Disposals or retirements	(27.9)		(144.4)
Transfers from assets subject to operating leases	8.2
Effect of exchange rate changes	(449.2)		(722.1)
Ending balance	271,799.5		243,059.3	217,899.2
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			679,481.2
Reversal of impairment			(301.4)
Impairment				423.5
Ending balance				679,481.2
Machinery and equipment | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	608,357.0
Ending balance	1,051,475.7		608,357.0
Machinery and equipment | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,728,760.2	2,487,752.3
Additions				247,042.3
Disposals or retirements				(5,972.5)
Effect of exchange rate changes				(61.9)
Ending balance				2,728,760.2
Machinery and equipment | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,886,623.0		2,728,760.2
Additions	729,943.3		179,798.4
Disposals or retirements	(6,397.3)		(17,381.6)
Transfers to assets subject to operating leases	(1,199.0)
Transfers from right-of-use assets			619.8
Effect of exchange rate changes	(1,964.3)		(5,173.8)
Ending balance	3,607,005.7		2,886,623.0	2,728,760.2
Machinery and equipment | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,049,279.0	1,795,448.9
Additions				258,195.3
Disposals or retirements				(4,773.6)
Impairment				423.5
Effect of exchange rate changes				(15.1)
Ending balance				2,049,279.0
Machinery and equipment | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,278,266.0		2,049,279.0
Additions	285,393.6		246,724.2
Disposals or retirements	(6,012.9)		(12,880.8)
Reversal of impairment			(301.4)
Transfers to assets subject to operating leases	(202.6)
Transfers from right-of-use assets			20.7
Impairment	10.2
Effect of exchange rate changes	(1,924.3)		(4,575.7)
Ending balance	2,555,530.0		2,278,266.0	2,049,279.0
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			15,857.1
Ending balance				15,857.1
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,193.0
Ending balance	25,060.4		17,193.0
Office equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			48,382.2	42,391.5
Additions				6,773.4
Disposals or retirements				(790.8)
Effect of exchange rate changes				8.1
Ending balance				48,382.2
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,611.4		48,382.2
Additions	15,112.9		7,415.0
Disposals or retirements	(734.1)		(1,043.3)
Effect of disposal of subsidiary			(0.5)
Effect of exchange rate changes	(127.5)		(142.0)
Ending balance	68,862.7		54,611.4	48,382.2
Office equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			32,525.1	27,666.9
Additions				5,615.3
Disposals or retirements				(790.0)
Effect of exchange rate changes				32.9
Ending balance				32,525.1
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,418.4		32,525.1
Additions	7,216.9		6,012.5
Disposals or retirements	(732.4)		(1,042.1)
Effect of disposal of subsidiary			(0.5)
Effect of exchange rate changes	(100.6)		(76.6)
Ending balance	43,802.3		37,418.4	32,525.1
Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			172,911.0
Ending balance				172,911.0
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	528,295.1
Ending balance	223,965.4		528,295.1
Equipment under installation and construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			172,911.0	167,353.5
Additions				5,812.3
Effect of exchange rate changes				(254.8)
Ending balance				172,911.0
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	528,295.1		172,911.0
Additions	(304,218.0)		355,621.1
Effect of exchange rate changes	(111.7)		(237.0)
Ending balance	$ 223,965.4		$ 528,295.1	$ 172,911.0